Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.23%	4.77%	(5.11%)	(1.38%)	0.61%	2.27%	1.18%	0.34%	0.63%	0.06%
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.33%	4.55%	(6.79%)	(1.59%)	0.89%	3.40%	1.17%	1.17%	0.93%	0.27%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Prospectus [Line Items]
Annual Return [Percent]	22.83%	25.80%	(18.92%)	25.47%	18.89%	30.48%	(4.60%)	22.20%	11.46%	(0.32%)
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Prospectus [Line Items]
Annual Return [Percent]	11.39%	11.80%	6.38%	26.97%	(2.03%)	24.83%	(11.98%)	18.37%	18.19%	(3.51%)
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Prospectus [Line Items]
Annual Return [Percent]	11.16%	17.24%	(14.26%)	26.04%	12.14%	22.15%	(12.78%)	11.35%	22.56%	(4.58%)
Investor Class Shares | SA International Value Fund | SA International Value Fund
Prospectus [Line Items]
Annual Return [Percent]	5.49%	16.48%	(3.74%)	17.53%	(2.47%)	14.61%	(17.93%)	25.04%	7.30%	(6.98%)
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Prospectus [Line Items]
Annual Return [Percent]	3.27%	13.82%	(17.71%)	12.66%	8.55%	23.24%	(20.06%)	29.01%	4.79%	4.77%
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Prospectus [Line Items]
Annual Return [Percent]	5.47%	15.69%	(11.59%)	10.48%	0.90%	8.05%	(12.10%)	31.24%	17.13%	(20.38%)
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Prospectus [Line Items]
Annual Return [Percent]	4.74%	10.57%	(25.40%)	40.82%	(6.25%)	26.86%	(3.86%)	4.53%	7.51%	2.40%
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	9.88%	13.59%	(8.91%)	16.67%	4.12%	16.49%	(7.89%)	15.57%	10.73%